PAYROLL AND RELATED BENEFITS	12 Months Ended
Dec. 31, 2024
Payroll And Related Benefits
PAYROLL AND RELATED BENEFITS

9.	PAYROLL AND RELATED BENEFITS

	2024	2023	2022
Wages and salaries	5,073.0	4,550.2	4,496.1
Social security contributions	1,389.1	1,322.3	1,239.7
Other personnel costs	1,045.8	970.7	1,075.9
Increase in liabilities for defined benefit plans	165.7	145.6	157.8
Share-based payments	393.8	333.4	311.6
Contributions to defined contribution plans	99.2	91.3	82.0
	8,166.6	7,413.5	7,363.1

The amounts of expenses related to payroll and benefits are presented in the income statement, as shown below:

	2024	2023	2022
Cost of sales	2,796.1	2,629.6	2,510.4
Distribution expenses	1,570.8	1,289.9	1,396.3
Commercial expenses	1,619.1	1,321.3	1,504.8
Administrative expenses	2,029.6	1,907.6	1,798.7
Net finance costs	112.6	114.3	107.8
Other operating (income)/expenses	(62.4)	(1.3)	1.5
Exceptional items	100.8	152.1	43.6
	8,166.6	7,413.5	7,363.1